Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000352667
Touchstone Ohio Tax-Free Money Market Fund (Prospectus Summary) | Touchstone Ohio Tax-Free Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE OHIO TAX-FREE MONEY MARKET FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock

 The Touchstone Ohio Tax-Free Money Market Fund (the “Fund”) seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal.  The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any one-year contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in high-quality, short-term Ohio municipal obligations issued by the State of Ohio, its agencies and municipalities, that pay interest that is exempt from both federal income tax and Ohio personal income tax.  High-quality, short-term Ohio municipal obligations are obligations with maturities of 397 days or less and that are rated in one of the two highest short-term rating categories or determined by the investment advisor to be of comparable quality.  Under normal circumstances, at least 80% of the Fund's assets will be invested in Ohio municipal obligations.  This is a non-fundamental investment policy and the Fund will provide shareholders with at least 60-days prior notice of any change in this policy.

The Fund has a fundamental investment policy that under normal circumstances it will invest at least 80% of its assets in short-term municipal obligations that pay interest that is exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax.  This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund concentrates its investments in securities of issuers located in the State of Ohio and is non-diversified under the Investment Company Act, as amended (the “1940 Act”). The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds).  The Fund may also invest more than 25% of its assets in private activity bonds and industrial development bonds, which may be backed only by nongovernmental entities.  Under normal circumstances, the Fund will limit its investment in securities whose income is subject to the alternative minimum tax to less than 20% of its assets.  The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.  The Fund may invest in the following types of Ohio municipal obligations and other municipal obligations:

•     Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds

•     Tax-exempt notes

•     Tax-exempt commercial paper

•     Floating and variable rate municipal obligations

•     When-issued obligations

•     Obligations with puts attached

The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less, a dollar-weighted average life of 120 days or less, and purchases only United States dollar-denominated securities with maturities of 397 days or less.  The Fund will hold at least 30% of its total assets in “Weekly Liquid Assets”, which includes cash (including demand deposits), direct obligations of the U.S. government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within 5 business days.  The Fund is also subject to quality and diversification requirements of Rule 2a-7 under the 1940 Act that are designed to help it maintain a constant share price of $1.00 per share.

Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.  There is no guarantee that the Fund will be able to avoid a negative yield.  The Fund is subject to the Principal Risks summarized below.

Credit Risk:  The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due.  This may cause the issuer's securities to decline in value.

Interest Rate Risk:  As interest rates rise, the value of fixed-income securities the Fund owns will be likely to decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed-income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal.

Management Risk: The Advisor engages one or more sub-advisors to make investment decisions for a portion or all of the Fund's portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the sub- advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Municipal Securities Risk:  The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of bankruptcy.  In addition, the ongoing issues facing the national economy may negatively impact the economic performance of issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.  Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution.  Adverse developments affecting banks or other financial institutions could have a negative effect on the value of the Fund's portfolio securities.  This could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.

Non-Diversification Risk:  The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers.  The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Sector Focus Risk:  A fund that focuses its investments in the securities of a particular bond market sector (e.g., housing agency bonds or airport bonds) is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector.  It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

State Risk:  Political and economic conditions in the state of Ohio may impact the value of Ohio municipal obligations.  The Fund's yield may decrease due to decreased economic growth, increased unemployment and decreased tax revenue in the state of Ohio.

Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund will be able to avoid a negative yield.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund.  The bar chart shows changes in performance of the Fund's Class A shares for each of the last 10 calendar years.  The Fund's past performance does not necessarily indicate how it will perform in the future.  Updated performance and current yield information is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund. The bar chart shows changes in performance of the Fund’s Class A shares for each of the last 10 calendar years.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Touchstone Ohio Tax-Free Money Market Fund Total Returns - Class A Shares as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2007 0.76% Worst Quarter: First Quarter 2010 0.00% The year-to-date return of the Fund's Class A shares as of September 30, 2013 is 0.01%.
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2012
Touchstone Ohio Tax-Free Money Market Fund (Prospectus Summary) | Touchstone Ohio Tax-Free Money Market Fund | Ohio Tax-Free Money Market Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-10-29
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return of the Fund’s Class A shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Touchstone Ohio Tax-Free Money Market Fund (Prospectus Summary) | Touchstone Ohio Tax-Free Money Market Fund | Ohio Tax-Free Money Market Fund Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-10-29
Touchstone Ohio Tax-Free Money Market Fund | Ohio Tax-Free Money Market Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Wire Redemption Fee	rr_RedemptionFee	$ 15
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	289
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	519
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,180
Annual Return 2003	rr_AnnualReturn2003	0.48%
Annual Return 2004	rr_AnnualReturn2004	0.57%
Annual Return 2005	rr_AnnualReturn2005	1.74%
Annual Return 2006	rr_AnnualReturn2006	2.78%
Annual Return 2007	rr_AnnualReturn2007	2.96%
Annual Return 2008	rr_AnnualReturn2008	1.84%
Annual Return 2009	rr_AnnualReturn2009	0.16%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Touchstone Ohio Tax-Free Money Market Fund - Class A shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.05%
Touchstone Ohio Tax-Free Money Market Fund | Ohio Tax-Free Money Market Fund Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	206
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	374
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 863
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Touchstone Ohio Tax-Free Money Market Fund - Institutional Class shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.23%

[1]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of 'Acquired Fund Fees and Expenses,' if any, and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses to 0.75% and 0.50% for Class A and Institutional Class shares, respectively. This expense limitation will remain in effect until at least October 29, 2014, but can be terminated by a vote of the Board of Trustees of the Fund (the 'Board') if they deem the termination to be beneficial to the Fund's shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled 'Expense Limitation' under the section entitled 'The Investment Advisor and Sub-Advisor' in the Fund's Statement of Additional Information for more information.
[2]	The fee waivers do not correlate to the ratio of net expenses to average net assets shown in the annual report due to an additional voluntary fee waiver. During the last fiscal year, Touchstone Advisors voluntarily waived additional fees or reimbursed certain Fund expenses. Due to the voluntary fee waivers, the Fund's actual ratio of net expenses to average net assets was 0.24% and 0.24% for Class A and Institutional Class shares, respectively.